Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Line Items]
Additional impairment of intangible assets
Intangible asset amortization expense	$ 187,400	$ 11,000	$ 314,671	$ 39,000	$ 62,000	$ 534,000
Patents [Member]
Goodwill and Intangible Assets [Line Items]
Useful lives	10 years		10 years
Patents [Member] | Minimum [Member]
Goodwill and Intangible Assets [Line Items]
Useful lives	5 years		5 years		5 years
Patents [Member] | Maximum [Member]
Goodwill and Intangible Assets [Line Items]
Useful lives	15 years		15 years		15 years